UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6424

        Nuveen New York Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          06/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Quality Income Municipal Fund, Inc. (NUN)

	June 30, 2005

Principal		Optional Call		Market

Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 23.6% (15.7% of Total Investments)

	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing
	Corporation, University of Buffalo Project, Series 2000A:
$ 1,065	5.625%, 8/01/20 - AMBAC Insured	8/10 at 102.00	AAA	$ 1,193,269
610	5.750%, 8/01/25 - AMBAC Insured	8/10 at 102.00	AAA	683,645

500	Amherst Industrial Development Agency, New York, Revenue Bonds, UBF Faculty/Student Housing	8/10 at 102.00	AAA	560,220
	Corporation, University of Buffalo Lakeside Cottage Project, Series 2000B, 5.625%, 8/01/20 - AMBAC
	Insured

6,415	Nassau County Industrial Development Agency, New York, Revenue Refunding Bonds, Hofstra University,	7/08 at 102.00	AAA	6,817,798
	Series 1998, 5.000%, 7/01/23 - MBIA Insured

5,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, New York Botanical Garden,	7/06 at 101.00	AAA	5,239,000
	Series 1996, 5.800%, 7/01/26 - MBIA Insured

7,250	New York City Trust for Cultural Resources, New York, Revenue Refunding Bonds, Museum of Modern	1/07 at 102.00	AAA	7,634,323
	Art, Series 1996A, 5.500%, 1/01/21 - AMBAC Insured

14,500	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of Natural	4/07 at 101.00	AAA	15,265,310
	History, Series 1997A, 5.650%, 4/01/27 - MBIA Insured

1,385	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, USTA National	No Opt. Call	AAA	1,540,258
	Tennis Center Inc., Series 2004, 5.000%, 11/15/13 - FSA Insured

4,775	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Trinity	6/07 at 102.00	AAA	5,050,470
	Episcopal School, Series 1997, 5.250%, 6/15/27 - MBIA Insured

2,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	2,240,240
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) - XLCA Insured

1,915	Dormitory Authority of the State of New York, Second General Resolution Consolidated Revenue Bonds,	No Opt. Call	AAA	2,287,716
	City University System, Series 1993A, 5.750%, 7/01/18 - FSA Insured

6,000	Dormitory Authority of the State of New York, Consolidated Revenue Bonds, City University System,	No Opt. Call	AAA	6,978,360
	Series 1993A, 5.750%, 7/01/13 - MBIA Insured

8,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Ithaca College, Series 1997,	7/07 at 102.00	AAA	9,023,175
	5.250%, 7/01/26 - AMBAC Insured

4,625	Dormitory Authority of the State of New York, Insured Revenue Bonds, Barnard College, Series 1996,	7/07 at 101.00	AAA	4,866,148
	5.250%, 7/01/26 - AMBAC Insured

2,000	Dormitory Authority of the State of New York, Third General Resolution Consolidated Revenue Bonds,	7/08 at 102.00	AAA	2,117,080
	City University System, Series 1998-1, 5.000%, 7/01/26 - FGIC Insured

1,155	Dormitory Authority of the State of New York, Revenue Bonds, City University of New York, Series	No Opt. Call	AAA	1,362,161
	2005A, 5.500%, 7/01/18 - FGIC Insured

	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series 2000A:
1,990	0.000%, 7/01/17 - MBIA Insured	7/10 at 101.00	AAA	1,693,769
2,230	0.000%, 7/01/18 - MBIA Insured	7/10 at 101.00	AAA	1,891,531
2,495	0.000%, 7/01/19 - MBIA Insured	7/10 at 101.00	AAA	2,110,071
1,870	0.000%, 7/01/21 - MBIA Insured	7/10 at 101.00	AAA	1,576,073

4,000	Dormitory Authority of the State of New York, State University Educational Facilities Revenue	No Opt. Call	AAA	4,766,080
	Bonds, 1989 Resolution, Series 2000C, 5.750%, 5/15/16 - FSA Insured

1,000	Dormitory Authority of the State of New York, General Revenue Bonds, New York University, Series	No Opt. Call	AAA	1,237,060
	2001-1, 5.500%, 7/01/40 - AMBAC Insured

2,750	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University, Series	7/11 at 100.00	AAA	2,893,220
	2001, 5.000%, 7/01/26 - AMBAC Insured

1,650	Dormitory Authority of the State of New York, Insured Revenue Bonds, Fordham University, Series	7/12 at 100.00	AAA	1,801,998
	2002, 5.000%, 7/01/19 - FGIC Insured

	Healthcare - 14.7% (9.7% of Total Investments)

	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series
	2003A:
2,800	5.250%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	3,080,084
3,065	5.250%, 2/15/22 - AMBAC Insured	2/13 at 100.00	AAA	3,371,592

3,995	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, Millard	8/05 at 104.00	AAA	4,201,981
	Fillmore Hospitals, Series 1997, 5.375%, 2/01/32 - AMBAC Insured

7,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, New York	2/08 at 101.00	AAA	7,145,670
	and Presbyterian Hospital, Series 1998, 4.750%, 8/01/27 - AMBAC Insured

2,700	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	2,894,238
	Hospital, Series 2004, 5.000%, 8/01/29 - FGIC Insured

4,120	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian Hospital,	8/14 at 100.00	AAA	4,607,190
	Series 2004A, 5.250%, 8/15/15 - FSA Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer
	Center, Series 2003-1:
2,500	5.000%, 7/01/21 - MBIA Insured	7/13 at 100.00	AAA	2,698,550
3,300	5.000%, 7/01/22 - MBIA Insured	7/13 at 100.00	AAA	3,548,193

9,000	Dormitory Authority of the State of New York, Hospital Revenue Bonds, Catholic Health Services of	7/09 at 101.00	AAA	9,773,370
	Long Island Obligated Group - St. Francis Hospital, Series 1999A, 5.500%, 7/01/24 - MBIA Insured

9,000	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop-South Nassau University	7/11 at 101.00	AAA	9,692,010
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/31 - AMBAC Insured

3,350	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds,	8/05 at 102.00	AAA	3,463,230
	Montefiore Medical Center, Series 1995A, 5.750%, 2/15/25 - AMBAC Insured

1,915	New York State Medical Care Facilities Finance Agency, Secured Mortgage Revenue Bonds, Brookdale	11/05 at 102.00	AAA	1,977,831
	Family Care Centers Inc., Series 1995A, 6.375%, 11/15/19 - AMBAC Insured

	Housing/Multifamily - 4.0% (2.7% of Total Investments)

5,515	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds, Series	7/15 at 100.00	AAA	5,911,915
	2005A, 5.000%, 7/01/25 - FGIC Insured

7,222	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	7/05 at 105.00	AAA	7,597,674
	Pass-Through Certificates, Series 1991C, 6.500%, 2/20/19 - AMBAC Insured

1,540	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	1,614,829
	1996A, 6.125%, 11/01/20 - FSA Insured

235	New York State Housing Finance Agency, FHA-Insured Mortgage Multifamily Housing Revenue Bonds,	8/05 at 101.00	AAA	240,067
	Series 1994B, 6.250%, 8/15/14 - AMBAC Insured

	Housing/Single Family - 0.0% (0.0% of Total Investments)

60	New York State Mortgage Agency, Mortgage Revenue Bonds, Twenty-Fourth Series, 5.875%, 10/01/15	7/10 at 100.00	AAA	61,124
	(Alternative Minimum Tax) - MBIA Insured

	Long-Term Care - 1.7% (1.1% of Total Investments)

4,450	Castle Rest Residential Healthcare Facility, Syracuse, New York, FHA-Insured Mortgage Revenue	8/07 at 102.00	AAA	4,518,397
	Bonds, Series 1997A, 5.750%, 8/01/37 (Optional put 8/01/07)

2,000	Dormitory Authority of the State of New York, Revenue Bonds, United Cerebral Palsy of New York City	7/06 at 102.00	AAA	2,087,760
	Inc., Series 1996, 5.500%, 7/01/24 - MBIA Insured

	Tax Obligation/General - 17.5% (11.6% of Total Investments)

	Erie County, New York, General Obligation Bonds, Series 2003A:
1,500	5.250%, 3/15/15 - FGIC Insured	3/13 at 100.00	Aaa	1,671,315
1,500	5.250%, 3/15/16 - FGIC Insured	3/13 at 100.00	Aaa	1,665,765
1,600	5.250%, 3/15/17 - FGIC Insured	3/13 at 100.00	Aaa	1,771,136
1,700	5.250%, 3/15/18 - FGIC Insured	3/13 at 100.00	Aaa	1,875,814

805	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 - MBIA Insured	No Opt. Call	Aaa	906,285

	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002:
2,250	5.000%, 3/01/15 - FGIC Insured	3/12 at 100.00	AAA	2,453,985
1,000	5.000%, 3/01/17 - FGIC Insured	3/12 at 100.00	AAA	1,088,180

	New York City, New York, General Obligation Bonds, Fiscal Series 2001D:
2,095	5.250%, 8/01/15 - FSA Insured	8/10 at 101.00	AAA	2,305,422
5,360	5.250%, 8/01/15 - MBIA Insured	8/10 at 101.00	AAA	5,898,358
5,000	5.000%, 8/01/16 - FGIC Insured	8/10 at 101.00	AAA	5,428,150

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2002C, 5.125%, 3/15/25 - FSA	3/12 at 100.00	AAA	5,355,150
	Insured

6,250	New York City, New York, General Obligation Bonds, Fiscal Series 2004I, 5.000%, 8/01/17 - MBIA	8/14 at 100.00	AAA	6,874,438
	Insured

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/12 - FSA	No Opt. Call	AAA	5,604,050
	Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 2004E:
1,690	5.000%, 11/01/13 - FSA Insured	No Opt. Call	AAA	1,875,055
3,120	5.000%, 11/01/14 - FSA Insured	No Opt. Call	AAA	3,479,830

	New York City, New York, General Obligation Bonds, Fiscal Series 2005O:
3,350	5.000%, 6/01/17 - FSA Insured	6/15 at 100.00	AAA	3,710,226
3,350	5.000%, 6/01/18 - FSA Insured	6/15 at 100.00	AAA	3,692,638

1,600	New York City, New York, General Obligation Bonds, Fiscal Series 2005P, 5.000%, 8/01/18 - MBIA	8/15 at 100.00	AAA	1,765,920
	Insured

	Peru Central School District, Clinton County, New York, General Obligation Refunding Bonds, Series
	2002B:
1,845	4.000%, 6/15/18 - FGIC Insured	6/12 at 100.00	AAA	1,861,162
1,915	4.000%, 6/15/19 - FGIC Insured	6/12 at 100.00	AAA	1,924,805

	Putnam Valley Central School District, Putnam and Westchester Counties, New York, General
	Obligation Bonds, Series 1999:
525	5.875%, 6/15/19 - FSA Insured	6/10 at 100.00	Aaa	589,549
525	5.875%, 6/15/25 - FSA Insured	6/10 at 100.00	Aaa	582,052
525	5.875%, 6/15/27 - FSA Insured	6/10 at 100.00	Aaa	582,052

1,680	Suffolk County, New York, General Obligation Bonds, Series 2004B, 5.000%, 5/01/11 - FSA Insured	No Opt. Call	AAA	1,839,281

2,305	Yonkers, New York, General Obligation Bonds, Series 2005B, 5.000%, 8/01/20 (DD, settling 7/01/05) -	8/06 at 100.00	AAA	2,515,700
	MBIA Insured

	Tax Obligation/Limited - 45.6% (30.4% of Total Investments)

	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City
	School District, Series 2003:
1,200	5.750%, 5/01/20 - FSA Insured	5/12 at 100.00	AAA	1,355,820
1,000	5.750%, 5/01/22 - FSA Insured	5/12 at 100.00	AAA	1,129,850

1,710	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo City	5/14 at 100.00	AAA	1,968,586
	School District, Series 2004, 5.750%, 5/01/26 - FSA Insured

4,600	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AAA	5,165,478
	5.500%, 7/01/18 - MBIA Insured

	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series
	2002A:
2,000	5.750%, 7/01/18 - FSA Insured	No Opt. Call	AAA	2,409,820
3,000	5.500%, 1/01/19 - MBIA Insured	7/12 at 100.00	AAA	3,368,790
6,000	5.500%, 1/01/20 - MBIA Insured	7/12 at 100.00	AAA	6,684,420
3,000	5.000%, 7/01/25 - FGIC Insured	7/12 at 100.00	AAA	3,200,340
8,000	5.000%, 7/01/30 - AMBAC Insured	7/12 at 100.00	AAA	8,456,880

7,500	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A, 5.250%,	11/12 at 100.00	AAA	8,173,275
	11/15/25 - FSA Insured

	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
1,555	4.750%, 11/15/21 - AMBAC Insured	11/13 at 100.00	AAA	1,636,669
1,555	4.750%, 11/15/22 - AMBAC Insured	11/13 at 100.00	AAA	1,629,904

75	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/07 at 101.00	AAA	78,236
	1998A, 5.000%, 8/15/27 - MBIA Insured

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	2002B:
10,170	5.250%, 5/01/12 - MBIA Insured	11/11 at 101.00	AAA	11,346,669
2,420	5.250%, 5/01/17 - MBIA Insured	11/11 at 101.00	AAA	2,692,105
1,000	5.000%, 5/01/30 - MBIA Insured	11/11 at 101.00	AAA	1,059,390

6,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/12 at 100.00	AAA	6,570,960
	2003C, 5.250%, 8/01/21 - AMBAC Insured

3,500	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds, Fiscal	2/13 at 100.00	AAA	3,797,500
	Series 2003D, 5.000%, 2/01/22 - MBIA Insured

1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/13 at 100.00	AAA	2,202,001
	2003E, 5.250%, 2/01/22 - MBIA Insured

1,845	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AAA	1,996,714
	2004C, 5.000%, 2/01/19 - XLCA Insured

	Dormitory Authority of the State of New York, Lease Revenue Bonds, Madison-Oneida Board of
	Cooperative Educational Services, Series 2002:
1,045	5.250%, 8/15/20 - FSA Insured	8/12 at 100.00	AAA	1,146,271
1,100	5.250%, 8/15/21 - FSA Insured	8/12 at 100.00	AAA	1,206,601
1,135	5.250%, 8/15/22 - FSA Insured	8/12 at 100.00	AAA	1,244,993

3,340	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, Harmony	7/09 at 101.00	AAA	3,667,120
	Heights School, Issue 1, Series 1999C, 5.500%, 7/01/18 - AMBAC Insured

	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D:
1,230	5.000%, 2/15/14 - FGIC Insured	No Opt. Call	AAA	1,363,394
2,275	5.000%, 8/15/14 - FGIC Insured	No Opt. Call	AAA	2,530,119

40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	41,276
	Facilities, Series 1996B, 5.125%, 8/15/21 - MBIA Insured

370	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	8/10 at 100.00	AAA	398,864
	Improvements, Series 2000D, 5.250%, 8/15/30 - FSA Insured

40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	42,512
	Facilities, Series 1997A, 5.750%, 8/15/22 - MBIA Insured

3,610	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series 2004-2,	7/14 at 100.00	AAA	3,919,052
	5.000%, 7/01/20 - FGIC Insured

3,750	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	4,259,775
	4/01/16 - FSA Insured

7,900	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	8,677,518
	Series 2002D, 5.250%, 10/01/23 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B:
3,125	5.375%, 4/01/17 - AMBAC Insured	4/12 at 100.00	AAA	3,473,500
3,000	5.375%, 4/01/18 - AMBAC Insured	4/12 at 100.00	AAA	3,334,560

4,930	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2001B, 5.250%,	10/11 at 100.00	AAA	5,443,953
	4/01/17 - MBIA Insured

6,965	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002A, 5.250%,	4/12 at 100.00	AAA	7,608,845
	4/01/20 - FSA Insured

2,400	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	4/13 at 100.00	AAA	2,652,000
	2003A, 5.250%, 4/01/22 - MBIA Insured

	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series 2004:
2,200	5.000%, 4/01/20 - MBIA Insured	4/14 at 100.00	AAA	2,387,220
1,000	5.000%, 4/01/22 - MBIA Insured	4/14 at 100.00	AAA	1,077,390

2,530	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2004B, 5.250%,	No Opt. Call	AAA	2,827,958
	4/01/12 - AMBAC Insured

3,765	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	4,114,354
	3/15/20 (WI, settling 7/14/05) - FSA Insured

3,190	New York State Urban Development Corporation, Revenue Refunding Bonds, State Facilities, Series	No Opt. Call	AAA	3,700,368
	1995, 5.600%, 4/01/15 - MBIA Insured

	Puerto Rico Highway and Transportation Authority, Highway Revenue Refunding Bonds, Series 2002E:
3,000	5.500%, 7/01/14 - FSA Insured	No Opt. Call	AAA	3,491,400
6,000	5.500%, 7/01/18 - FSA Insured	No Opt. Call	AAA	7,117,020

	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,500	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,622,025
2,720	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	2,936,866
1,990	5.000%, 10/15/26 - MBIA Insured	10/14 at 100.00	AAA	2,151,887
3,470	5.000%, 10/15/29 - AMBAC Insured	10/14 at 100.00	AAA	3,746,663

	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State
	Contingency Contract-Backed Bonds, Series 2003A-1:
12,400	5.250%, 6/01/20 - AMBAC Insured	6/13 at 100.00	AAA	13,641,612
1,000	5.250%, 6/01/22 - AMBAC Insured	6/13 at 100.00	AAA	1,092,970

	Transportation - 12.7% (8.4% of Total Investments)

4,250	Buffalo and Fort Erie Public Bridge Authority, New York, Revenue Bonds, Series 1995, 5.750%,	7/05 at 101.00	AAA	4,302,105
	1/01/25 - MBIA Insured

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002A:
3,815	5.500%, 11/15/19 - AMBAC Insured	11/12 at 100.00	AAA	4,305,685
4,000	5.125%, 11/15/22 - FGIC Insured	11/12 at 100.00	AAA	4,354,040

	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series
	2002E:
2,665	5.500%, 11/15/21 - MBIA Insured	11/12 at 100.00	AAA	2,982,961
8,500	5.000%, 11/15/25 - MBIA Insured	11/12 at 100.00	AAA	9,073,665

2,940	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A,	11/15 at 100.00	AAA	3,165,498
	5.000%, 11/15/33 - AMBAC Insured

3,950	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,256,441
	5.000%, 11/15/35 (WI, settling 7/01/05) - MBIA Insured

2,125	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/30 - AMBAC	1/15 at 100.00	AAA	2,282,059
	Insured

2,500	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara International	4/09 at 101.00	AAA	2,698,400
	Airport, Series 1999A, 5.625%, 4/01/29 (Alternative Minimum Tax) - MBIA Insured

5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	5,429,250
	5.250%, 1/01/20 - FGIC Insured

	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
1,570	5.500%, 11/15/20 - MBIA Insured	No Opt. Call	AAA	1,869,430
3,800	5.250%, 11/15/22 - MBIA Insured	11/12 at 100.00	AAA	4,179,544

	U.S. Guaranteed *** - 14.2% (9.4% of Total Investments)

	Longwood Central School District, Suffolk County, New York, Series 2000:
1,410	5.750%, 6/15/19 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,625,984
1,410	5.750%, 6/15/20 (Pre-refunded to 6/15/11) - FGIC Insured	6/11 at 101.00	Aaa	1,625,984

	Metropolitan Transportation Authority, New York, Transit Facilities Revenue Bonds, Series 1998B:
10,000	4.875%, 7/01/18 - FGIC Insured	7/08 at 101.00	AAA	10,476,700
4,500	4.750%, 7/01/26 - FGIC Insured	7/08 at 101.00	AAA	4,685,580

3,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A, 4.750%,	10/15 at 100.00	AAA	3,311,850
	4/01/28 (Pre-refunded to 10/01/15) - FGIC Insured

	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A:
4,000	5.000%, 4/01/17 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	4,482,280
1,000	5.000%, 4/01/29 (Pre-refunded to 10/01/14) - FSA Insured	10/14 at 100.00	AAA	1,120,570

1,500	Nassau County, New York, General Obligation Improvement Bonds, Series 1999B, 5.250%, 6/01/23	6/09 at 102.00	AAA	1,631,325
	(Pre-refunded to 6/01/09) - AMBAC Insured

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	2,267,560
	Fiscal Series 2002A, 5.750%, 6/15/27 (Pre-refunded to 6/15/11) - MBIA Insured

170	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AAA	195,662
	Fiscal Series 2000B, 6.100%, 6/15/31 (Pre-refunded to 6/15/10) - MBIA Insured

15	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	8/07 at 101.00	AAA	15,860
	1998A, 5.000%, 8/15/27 (Pre-refunded to 8/15/07) - MBIA Insured

1,410	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/11 at 100.00	AAA	1,596,120
	Facilities, Series 2001, 5.500%, 7/01/20 (Pre-refunded to 7/01/11) - FGIC Insured

3,080	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	AAA	3,761,604
	County Issue, Series 1986, 7.375%, 7/01/16

40	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/06 at 102.00	AAA	41,436
	Facilities, Series 1996B, 5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured

70	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	2/07 at 102.00	AAA	74,792
	Facilities, Series 1997A, 5.750%, 8/15/22 (Pre-refunded to 2/15/07) - MBIA Insured

265	Dormitory Authority of the State of New York, Fourth General Resolution Consolidated Revenue Bonds,	7/10 at 100.00	AAA	291,174
	City University System, Series 2000A, 5.125%, 7/01/23 (Pre-refunded to 7/01/10) - FGIC Insured

1,500	Dormitory Authority of the State of New York, Revenue Bonds, State Personal Income Tax, Series	3/13 at 100.00	AAA	1,671,255
	2003A, 5.000%, 3/15/32 (Pre-refunded to 3/15/13) - FGIC Insured

8,100	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/12 at 101.00	AAA	9,128,295
	Facilities, Series 2002A, 5.125%, 5/15/19 (Pre-refunded to 5/15/12) - FGIC Insured

6,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional	1/11 at 100.00	AAA	6,668,880
	Facilities, Series 2000C, 5.250%, 1/01/30 (Pre-refunded to 1/01/11) - FSA Insured

	Utilities - 11.5% (7.7% of Total Investments)

1,650	Islip Resource Recovery Agency, New York, Revenue Bonds, Series 1994B, 7.250%, 7/01/11	No Opt. Call	AAA	1,989,834
	(Alternative Minimum Tax) - AMBAC Insured

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A:
7,000	5.125%, 12/01/22 - FSA Insured	6/08 at 101.00	AAA	7,398,160
3,200	5.750%, 12/01/24 - FSA Insured	6/08 at 101.00	AAA	3,454,784
1,500	5.250%, 12/01/26 - MBIA Insured	6/08 at 101.00	AAA	1,599,120

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
4,000	0.000%, 6/01/24 - FSA Insured	No Opt. Call	AAA	1,793,160
4,000	0.000%, 6/01/25 - FSA Insured	No Opt. Call	AAA	1,708,680
5,000	0.000%, 6/01/26 - FSA Insured	No Opt. Call	AAA	2,034,450
7,000	0.000%, 6/01/27 - FSA Insured	No Opt. Call	AAA	2,711,450
10,500	0.000%, 6/01/28 - FSA Insured	No Opt. Call	AAA	3,877,545
7,000	0.000%, 6/01/29 - FSA Insured	No Opt. Call	AAA	2,440,550

	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A:
2,500	5.000%, 9/01/27 - FSA Insured	9/11 at 100.00	AAA	2,634,650
2,500	5.250%, 9/01/28 - FSA Insured	9/11 at 100.00	AAA	2,706,125

5,465	New York State Energy Research and Development Authority, Adjustable Rate Gas Facilities Revenue,	11/05 at 100.50	AAA	5,645,837
	Brooklyn Union Gas Company, Series 1989A, 6.750%, 2/01/24 (Alternative Minimum Tax) - MBIA
	Insured

1,250	New York State Energy Research and Development Authority, Gas Facilities Revenue Bonds, Brooklyn	7/05 at 101.00	AAA	1,265,050
	Union Gas Company, Series 1989C, 5.600%, 6/01/25 (Alternative Minimum Tax) - MBIA Insured

2,940	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 - FGIC Insured	7/15 at 100.00	AAA	3,176,641

	Water and Sewer - 4.9% (3.3% of Total Investments)

5,895	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/15 at 100.00	AAA	6,372,672
	Fiscal Series 2005C, 5.000%, 6/15/27 - MBIA Insured

2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AAA	2,136,100
	Fiscal Series 2004C, 5.000%, 6/15/35 - AMBAC Insured

3,250	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	3,527,388
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

4,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/11 at 100.00	AAA	4,313,240
	Fiscal Series 2002A, 5.250%, 6/15/33 - FGIC Insured

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2000B:
830	6.100%, 6/15/31 - MBIA Insured	6/10 at 101.00	AAA	944,130
1,360	6.000%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	1,553,578

$ 557,507	Total Long-Term Investments (cost $538,870,469) - 150.4%
579,327,624

	Other Assets Less Liabilities - 0.8%	2,799,435

	Preferred Shares, at Liquidation Value - (51.2)%	(197,000,000)

	Net Assets Applicable to Common Shares - 100%	$385,127,059

	All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance
	or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Goverrnment or U.S.
	Government agency securities, any of which ensure the timely payment of principal interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
	Income Tax Information
	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At June 30, 2005, the cost of investments was $538,719,869.

	Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$40,696,387
	Depreciation	(88,632)

	Net unrealized appreciation of investments	$40,607,755

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New York Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         08/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         08/26/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         08/26/05

* Print the name and title of each signing officer under his or her signature.